Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets by categories

At 31 December 2021	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	20	12,807	8,669	—	4,138
Trade and other financial receivables(a)(b)	18	2,762	1,598	—	1,164
Equity shares and quoted funds	19	117	—	98	19
Other investments, including loans(c)	19	2,682	22	—	2,660
Derivatives related to net debt: designated as hedges(d)	19, 23	139	—	—	139
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	19	133	—	—	133
Loans to equity accounted units including quasi equity loans		96	96	—	—
Total financial assets		18,736	10,385	98	8,253

Financial liabilities
Trade and other financial payables(e)	24	(6,356)	(6,289)		(67)
Short-term borrowings and bank overdrafts	21	(1,136)	(1,136)		—
Medium-term and long-term borrowings	21	(12,395)	(12,395)		—
Derivatives related to net debt: designated as hedges(d)	21, 23	(240)	—		(240)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	21	(255)	—		(255)
Embedded derivatives not related to net debt: designated as hedges(d)	21	(123)	—		(123)
Other financial liabilities	21	(20)	(20)		—
Total financial liabilities		(20,525)	(19,840)		(685)

At 31 December 2020	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	20	10,381	3,970	—	6,411
Trade and other financial receivables(a)(b)	18	3,286	1,479	—	1,807
Equity shares and quoted funds	19	75	—	64	11
Other investments, including loans(c)	19	2,899	138	—	2,761
Derivatives related to net debt: designated as hedges(d)	19, 23	388	—	—	388
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	19	204	—	—	204
Embedded derivatives not related to net debt: designated as hedges(d)	19	73	—	—	73
Loans to equity accounted units including quasi equity loans		153	153	—	—
Total financial assets		17,459	5,740	64	11,655

Financial liabilities
Trade and other financial payables(e)	24	(5,847)	(5,817)		(30)
Short-term borrowings and bank overdrafts	21	(584)	(584)		—
Medium-term and long-term borrowings	21	(13,247)	(13,247)		—
Derivatives related to net debt: designated as hedges(d)	21, 23	(140)	—		(140)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	21	(24)	—		(24)
Embedded derivatives not related to net debt: designated as hedges(d)	21	(20)	—		(20)
Other financial liabilities	21	—	—		—
Total financial liabilities		(19,862)	(19,648)		(214)
(a)Trade and other financial receivables comprise trade receivables, other financial receivables, receivables relating to net investments in finance leases and amounts due from equity accounted units within note 18.
(b)Provisionally priced receivables are fair valued.
(c)Other investments, including loans, include US$2,401 million (2020: US$2,538 million) of highly liquid financial assets in managed investment funds classified as held for trading.
(d)These financial assets and liabilities in aggregate agree to the total derivative financial instruments disclosed in notes 19 and 21.
(e)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 24. The trade and other payables held at fair value are valued using Level 2 inputs.

Summary of financial liabilities by categories

At 31 December 2021	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	20	12,807	8,669	—	4,138
Trade and other financial receivables(a)(b)	18	2,762	1,598	—	1,164
Equity shares and quoted funds	19	117	—	98	19
Other investments, including loans(c)	19	2,682	22	—	2,660
Derivatives related to net debt: designated as hedges(d)	19, 23	139	—	—	139
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	19	133	—	—	133
Loans to equity accounted units including quasi equity loans		96	96	—	—
Total financial assets		18,736	10,385	98	8,253

Financial liabilities
Trade and other financial payables(e)	24	(6,356)	(6,289)		(67)
Short-term borrowings and bank overdrafts	21	(1,136)	(1,136)		—
Medium-term and long-term borrowings	21	(12,395)	(12,395)		—
Derivatives related to net debt: designated as hedges(d)	21, 23	(240)	—		(240)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	21	(255)	—		(255)
Embedded derivatives not related to net debt: designated as hedges(d)	21	(123)	—		(123)
Other financial liabilities	21	(20)	(20)		—
Total financial liabilities		(20,525)	(19,840)		(685)

At 31 December 2020	Note	Total US$m	Amortised cost US$m	Fair value through other comprehensive income US$m	Fair value through profit and loss US$m
Financial assets
Cash and cash equivalents	20	10,381	3,970	—	6,411
Trade and other financial receivables(a)(b)	18	3,286	1,479	—	1,807
Equity shares and quoted funds	19	75	—	64	11
Other investments, including loans(c)	19	2,899	138	—	2,761
Derivatives related to net debt: designated as hedges(d)	19, 23	388	—	—	388
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	19	204	—	—	204
Embedded derivatives not related to net debt: designated as hedges(d)	19	73	—	—	73
Loans to equity accounted units including quasi equity loans		153	153	—	—
Total financial assets		17,459	5,740	64	11,655

Financial liabilities
Trade and other financial payables(e)	24	(5,847)	(5,817)		(30)
Short-term borrowings and bank overdrafts	21	(584)	(584)		—
Medium-term and long-term borrowings	21	(13,247)	(13,247)		—
Derivatives related to net debt: designated as hedges(d)	21, 23	(140)	—		(140)
Derivatives and embedded derivatives not related to net debt: not designated as hedges(d)	21	(24)	—		(24)
Embedded derivatives not related to net debt: designated as hedges(d)	21	(20)	—		(20)
Other financial liabilities	21	—	—		—
Total financial liabilities		(19,862)	(19,648)		(214)
(a)Trade and other financial receivables comprise trade receivables, other financial receivables, receivables relating to net investments in finance leases and amounts due from equity accounted units within note 18.
(b)Provisionally priced receivables are fair valued.
(c)Other investments, including loans, include US$2,401 million (2020: US$2,538 million) of highly liquid financial assets in managed investment funds classified as held for trading.
(d)These financial assets and liabilities in aggregate agree to the total derivative financial instruments disclosed in notes 19 and 21.
(e)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 24. The trade and other payables held at fair value are valued using Level 2 inputs.

Disclosure of issued capital
Our total capital as at 31 December was:

Total capital	Note	2021 US$m	2020 US$m
Equity attributable to owners of Rio Tinto (see Group balance sheet)		51,432	47,054
Equity attributable to non-controlling interests (see Group balance sheet)		5,158	4,849
Net (cash)/debt	23	(1,576)	664
Total capital		55,014	52,567

Summary of credit ratings	Our credit ratings, as provided by Standard & Poor’s and Moody’s investor services, as at 31 December were:

	2021	2020
Long-term rating	A/A2	A/A2
Short-term rating	A-1/P-1	A-1/P-1
Outlook	Stable/Stable	Stable/Stable

Summary of derivative financial instruments
29 Financial instruments and risk management continued
In the table below, we summarise the maturity profile of our financial liabilities on our balance sheet based on contractual undiscounted payments. When the amount payable is not fixed, the amount disclosed is determined by reference to the conditions existing at the end of the reporting period. This will therefore not necessarily agree with the amounts disclosed as the carrying value.
Financial liability analysis

At 31 December 2021 (Outflows)/Inflows	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 3 years US$m	Between 3 and 4 years US$m	Between 4 and 5 years US$m	After 5 years US$m	Total US$m
Non-derivative financial liabilities
Trade and other financial payables(a)	(5,766)	(31)	(34)	(18)	(20)	(406)	(6,275)
Expected lease liability payments	(361)	(266)	(174)	(133)	(93)	(704)	(1,731)
Borrowings before swaps	(827)	(746)	(1,318)	(604)	(597)	(8,112)	(12,204)
Expected future interest payments(a)	(511)	(486)	(460)	(439)	(414)	(3,485)	(5,795)
Other financial liabilities	(20)	—	—	—	—	—	(20)
Derivative financial liabilities(b)
Derivatives related to net debt – gross settled(a):
– gross inflows	41	41	506	27	27	756	1,398
– gross outflows	(44)	(44)	(590)	(34)	(34)	(909)	(1,655)
Derivatives not related to net debt – net settled	(186)	(77)	(40)	(10)	(3)	(37)	(353)
Derivatives not related to net debt – gross settled:
– gross inflows	1,302	—	—	—	—	—	1,302
– gross outflows	(1,340)	—	—	—	—	—	(1,340)
Total	(7,712)	(1,609)	(2,110)	(1,211)	(1,134)	(12,897)	(26,673)

At 31 December 2020 (Outflows)/Inflows	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 3 years US$m	Between 3 and 4 years US$m	Between 4 and 5 years US$m	After 5 years US$m	Total US$m
Non-derivative financial liabilities
Trade and other financial payables(a)	(5,251)	(53)	(15)	(34)	(19)	(394)	(5,766)
Expected lease liability payments	(271)	(231)	(155)	(101)	(84)	(724)	(1,566)
Borrowings before swaps	(351)	(667)	(743)	(1,256)	(1,892)	(7,477)	(12,386)
Expected future interest payments(a)	(525)	(522)	(495)	(469)	(427)	(2,999)	(5,437)
Other financial liabilities	—	—	—	—	—	—	—
Derivative financial liabilities(b)
Derivatives related to net debt – gross settled(a):
– gross inflows	27	27	27	27	27	790	925
– gross outflows	(34)	(34)	(34)	(34)	(34)	(943)	(1,113)
Derivatives not related to net debt – net settled	(20)	(7)	(2)	(2)	(2)	(9)	(42)
Derivatives not related to net debt – gross settled:
– gross inflows	290	—	—	—	—	—	290
– gross outflows	(291)	—	—	—	—	—	(291)
Total	(6,426)	(1,487)	(1,417)	(1,869)	(2,431)	(11,756)	(25,386)
(a)The interest payable at year end was removed from trade and other financial payables and is shown within expected future interest payments. Interest payments have been projected using interest rates applicable at the end of the applicable financial year. Where debt is subject to variable interest rates, future interest payments are subject to change in line with market rates.
(b)The maturity grouping is based on the earliest payment date.
In the table below we summarise our derivatives, including embedded derivatives, as at 31 December.

	Total fair value
	2021		2020
	Asset US$m	Liability US$m	Asset US$m	Liability US$m
Derivatives designated as hedges
Interest rate swaps(a)	139	(34)	386	(1)
Cross-currency interest rate swaps(b)	—	(206)	2	(139)
Aluminium embedded derivatives(c)	—	(125)	66	(20)
Currency forward contracts	—	—	7	—
Total derivatives designated as hedges	139	(365)	461	(160)

Derivatives not designated as hedges
Currency forward contracts and swaps	1	(39)	63	(1)
Aluminium embedded derivatives(c)	53	(121)	80	—
Other embedded derivatives	39	(1)	28	(16)
Other commodity contracts(d)	40	(92)	33	(7)
Total derivatives not designated as hedges	133	(253)	204	(24)
Total derivative instruments	272	(618)	665	(184)

Analysed by maturity:
Less than 1 year	62	(225)	134	(23)
Between 1 and 5 years	60	(211)	330	(14)
More than 5 years	150	(182)	201	(147)
Total	272	(618)	665	(184)
Total net derivative instruments		(346)	481

Reconciliation to balance sheet	Note	2021 US$m	2020 US$m
Non-current assets	19	210	531
Current assets	19	62	134
Current liabilities	21	(225)	(23)
Non-current liabilities	21	(393)	(161)
Total net derivative instruments		(346)	481
(a)The interest rate swaps are used to convert certain fixed rate borrowings to a floating rate.
(b)The cross-currency interest rate swaps are used to convert non-US dollar denominated borrowings to either fixed or floating US dollar borrowings.
(c)Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. These contracts reduce our margin exposure to movements in the aluminium price.
(d)Other commodity derivatives mainly relate to forward contracts which we have entered into to swap some of our fixed priced product sales to prevailing market prices at the point of revenue recognition. None of these derivatives is in a hedge relationship.
Summary of notional aluminium forward sales contracts embedded in power contracts
We held the following notional aluminium forward sales contracts embedded in the power contracts:

At 31 December 2021	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	573,653	72,555	289,867	211,231	—
Notional amount (in US$ millions)	1,377	162	683	532	—
Average hedged rate (in US$ per tonne)	2,401	2,234	2,355	2,520	—

At 31 December 2020	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	640,963	72,548	287,587	280,828	—
Notional amount (in US$ millions)	1,522	159	663	700	—
Average hedged rate (in US$ per tonne)	2,375	2,189	2,305	2,495	—

Summary of impact of hedging instrument on statement of financial position
The impact on our financial statements of these hedging instruments and hedging items are:

	Aluminium embedded derivatives separated from the power contract (Hedging instrument)(a)			Highly probable forecast aluminium sales (Hedged item)
	Nominal US$m	Carrying amount US$m	Change in fair value in the period US$m	Cash flow hedge reserve(b) US$m	Change in fair value in the period US$m	Total hedging (losses)/gains recognised in reserves US$m	Hedge ineffective-ness in the period gains/(losses)(c) US$m	Losses/(gains) reclassified from reserves to income statement(d) US$m
2021	1,377	(124)	(201)	(11)	300	(211)	10	17
2020	1,522	46	23	184	(49)	27	(4)	(40)
(a)Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts.2021: nil (2020: US$66 million) of the carrying value is shown within “Other financial assets” and US$124 million (2020: US$20 million) shown within “Other financial liabilities”.
(b)The difference between this amount and the total cash flow hedge reserve of the Group (shown in note 28) relates to our cash flow hedge on the sterling bond (refer to interest rate risk section).
(c)Hedge ineffectiveness is included in net operating costs (raw materials, consumables, repairs and maintenance) in the income statement.
(d)On realisation of the hedge, realised amounts are reclassified from reserves to consolidated sales revenue in the income statement.
Summary of market price relevant to the aluminum purchase price swaps outstanding	Our commodity derivatives are impacted by changes in market prices. The table below summarises the impact that changes in aluminium market prices have on aluminium forward and option contracts embedded in power supply agreements outstanding at 31 December 2021. Any change in price will result in an offsetting change in our future earnings.

	Change in market prices	2021 US$m	2020 US$m
Effect on net earnings	+10%	(78)	(19)
	(10)%	73	19
Effect on equity	+10%	(98)	(98)
	(10)%	95	100

Summary of maximum credit risk exposure of the group's financial assets
The maximum credit risk exposure arising on our financial assets at the balance sheet date is as follows:

	Note	2021 US$m	2020 US$m
Cash and cash equivalents	20	12,807	10,381
Trade and other financial receivables	18	2,762	3,286
Investments	19	2,682	2,899
Derivative assets	19	272	665
Loans to equity accounted units		—	41
Total		18,523	17,272

Summary by currency, the group's net cash / (debt), after taking into account relevant cross currency interest rate swaps and foreign exchange contracts
The table below summarises, by currency, our net cash/(debt), after taking into account relevant cross currency interest rate swaps and foreign exchange contracts:

Net cash/(debt) by currency	Total borrowings excluding overdrafts US$m	Lease liabilities US$m	Derivatives related to net debt US$m	Cash and cash equivalents US$m	Other investments US$m	Net cash/(debt) 2021 US$m	Net cash/(debt) 2020 US$m
US dollar	(11,707)	(410)	(101)	12,018	2,401	2,201	(141)
Australian dollar	(282)	(493)	—	276	—	(499)	(286)
Canadian dollar	(172)	(192)	—	44	—	(320)	(333)
South African rand	—	(3)	—	118	—	115	140
Other	(5)	(265)	—	349	—	79	(44)
Total	(12,166)	(1,363)	(101)	12,805	2,401	1,576	(664)

Disclosure of effect of changes in foreign exchange rates on earnings
Gains/(losses) associated with 10% strengthening of the US dollar

Currency exposure	Closing exchange rate US cents	Effect on net earnings US$m	Of which amount impacting underlying earnings US$m	Impact directly on equity US$m
Australian dollar	73	379	(18)	(1,044)
Canadian dollar	78	(111)	(3)	—
At 31 December 2020
Gains/(losses) associated with 10% strengthening of the US dollar

Currency exposure	Closing exchange rate US cents	Effect on net earnings US$m	Of which amount impacting underlying earnings US$m	Impact directly on equity US$m
Australian dollar	77	625	(11)	(1,105)
Canadian dollar	78	(167)	6	—

Disclosure of detailed information about hedges

						2021		2020
Nominal amount of the bond		Nominal amount of the hedging instrument		Maturity	Effective exchange rate	Loss in fair value of the hedged item US$m	Gain in fair value of the hedging instrument US$m	Gain in fair value of the hedged item US$m	Loss in fair value of the hedging instrument US$m
£500	million	US$807	million	November 2029	1.6132	(1)	1	7	(7)
The effective interest rates of our borrowings, impacted by swaps, are summarised below. All nominal values are fully hedged unless otherwise stated:

Borrowings in a hedge relationship	Nominal value 2021 US$m	Nominal value 2020 US$m	Weighted average interest rate after swaps	Swap maturity	Carrying value 2021 US$m	Carrying value 2020 US$m
Rio Tinto Finance plc Euro Bonds 2.875% due 2024	546	546	3 month LIBOR +1.64%	2024	497	555
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025(a)	—	1,200	3 month LIBOR +1.39%	2025	—	1,299
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028	750	750	3 month LIBOR +3.27%	2028	934	1,005
Alcan Inc. Debentures 7.25% due 2028	100	100	3 month LIBOR +5.43%	2024	105	109
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029	807	807	3 month LIBOR +2.65%	2024	682	717
Alcan Inc. Debentures 7.25% due 2031(b)	400	400	3 month LIBOR +5.72%	2025	420	438
Alcan Inc. Global Notes 6.125% due 2033(b)	750	750	3 month LIBOR +5.67%	2025	722	744
Alcan Inc. Global Notes 5.75% due 2035(b)	300	300	3 month LIBOR +5.18%	2025	283	292
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040	1,150	1,150	3 month LIBOR +3.79%	2022	1,156	1,173
Rio Tinto Finance (USA) plc Bonds 4.75% 2042	500	500	3 month LIBOR +3.42%	2023	495	501
Rio Tinto Finance (USA) plc Bonds 4.125% 2042	750	750	3 month LIBOR +2.83%	2023	735	743
Rio Tinto Finance (USA) Limited Bonds 2.75% 2051(a)	1,250	—	6 month SOFR + 1.57%	2028	1,225	—
(a)On 28 October 2021, the Group issued US$1.25 billion of 30-year fixed rate debt with a coupon of 2.75%. On settlement of the bond, we entered into interest rate swaps to convert the interest payable on these bonds from fixed to floating rates rate for the next seven years. The bond and the swaps are in a fair value hedge relationship. The proceeds of the new issuance were used to fund the early redemption and extinguishment of the company’s US$1.20 billion 3.75% bonds due to mature in June 2025.
(b)In 2020 we entered into new swaps to convert the interest payable in relation to these bonds from fixed to floating rates.

Summary of fair value of financial instruments
The following table shows the carrying amounts and fair values of our borrowings including those which are not carried at an amount which approximates their fair value at 31 December 2021 and 31 December 2020. The fair values of our cash equivalents, loans to equity accounted units and other financial liabilities approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

		2021		2020
	Note	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Borrowings (including overdrafts)	21	12,168	13,904	12,653	15,076
The tables below show the financial instruments by fair value measurement method in accordance with IFRS 13 at 31 December 2021 and 31 December 2020.

			Held at fair value
At 31 December 2021	Note	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)		12,807	4,138	—	—	8,669
Investments in equity shares and funds		117	64	—	53	—
Other investments, including loans(e)	19	2,682	2,422	—	238	22
Trade and other financial receivables(f)	18	2,762	1	1,163	—	1,598

Derivatives (net)
Forward contracts and option contracts: designated as hedges(g) (Section B)		(125)	—	—	(125)	—
Forward contracts and option contracts, not designated as hedges(g) (Section B)		(120)	—	(131)	11	—
Derivatives related to net debt(h) (Section B)		(101)	—	(101)	—	—

Liabilities
Trade and other financial payables	24	(6,356)	—	(67)	—	(6,289)
Total		11,666	6,625	864	177	4,000

			Held at fair value
At 31 December 2020	Note	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised costs US$m
Assets
Cash and cash equivalents(d)		10,381	6,411	—	—	3,970
Investments in equity shares and funds		75	35	—	40	—
Other investments, including loans(e)	19	2,899	2,563	—	198	138
Trade and other financial receivables(f)	18	3,286	5	1,802	—	1,479
Derivatives (net)
Forward contracts and option contracts: designated as hedges(g) (Section B)		53	—	7	46	—
Forward contracts and option contracts, not designated as hedges(g) (Section B)		180	—	69	111	—
Derivatives related to net debt(h) (Section B)		248	—	248	—	—

Liabilities
Trade and other financial payables	24	(5,847)	—	(30)	—	(5,817)
Total		11,275	9,014	2,096	395	(230)
(a)Valuation is based on unadjusted quoted prices in active markets for identical financial instruments. This category includes listed equity shares and other quoted funds.
(b)Valuation is based on inputs that are observable for the financial instruments, which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.
(c)Valuation is based on inputs that are not based on observable market data (unobservable inputs).
(d)Cash and cash equivalents include money market funds which are treated as fair value through profit or loss (FVPL) under IFRS 9 with the fair value movements going into finance income.
(e)Other investments, including loans, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables. The royalty receivables are valued based on future expected output as well as forward commodity prices.
(f)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 31 December 2021, US$1,114 million (31 December 2020: US$1,671 million) of provisionally priced receivables were recognised.
(g)Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between 2025 and 2036 (2020: 2025 and 2029). The embedded derivatives are measured using discounted cash flows and option model valuation techniques.
(h)Interest rate and currency interest rate swaps are valued using applicable market quoted swap yield curves adjusted for relevant basis and credit default spreads. Currency interest rate swap valuations also use market quoted foreign exchange rates. A discounted cash flow approach is used to derive fair value from these inputs to the underlying cash flows.
29 Financial instruments and risk management continued
Summary of changes in the fair value of Level 3 financial assets and financial liabilities
The table below shows the summary of changes in the fair value of the Group's level 3 financial assets and financial liabilities.

	2021 Level 3 financial assets and financial liabilities US$m	2020 Level 3 financial assets and financial liabilities US$m
Opening balance	395	383
Currency translation adjustments	(6)	16
Total realised gains/(losses) included in:
– consolidated sales revenue	27	11
– net operating costs	(50)	(39)
Total unrealised gains included in:
– net operating costs	68	24
Total unrealised (losses)/gains transferred into other comprehensive income through cash flow hedges	(212)	26
Additions to (financial liabilities)/assets	(21)	1
Disposals/maturity of financial instruments	(6)	(27)
Transfers	(18)	—
Closing balance	177	395
Net gains for the year included in the income statement for assets and liabilities held at year end(a)	20	—
(a)In 2020 gains and losses included in the income statement offset each other to the extent that the net result is less than US$1 million.